Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Basis of presentation and consolidation

Basis of Presentation and Consolidation

The CRIS Business Combination was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“GAAP”), primarily due to the fact that EVgo Holdings continues to control the Company through its ownership of the Class B common stock. As described in Note 1, EVgo Services was acquired by EVgo Holdco on the Holdco Merger Date and EVgo Holdco was partially acquired by EVgo, through EVgo’s acquisition of EVgo OpCo Units, on the CRIS Close Date. EVgo Services’ consolidated financial statements and notes for the periods presented prior to the Holdco Merger Date are labeled “Predecessor.” The Company’s consolidated financial statements and notes as of and after the Holdco Merger Date are labeled “Successor.”

The accompanying consolidated financial statements are presented in accordance with GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). References to GAAP issued by the Financial Accounting Standards Board (“FASB”) in these notes to the consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”). The consolidated financial statements include the accounts of the Company and its subsidiaries and all intercompany transactions have been eliminated in consolidation.

Change in Presentation of Costs

Change in Presentation of Costs

During the third quarter of 2021, the Company changed its presentation of certain costs, including network platform service fees, certain storage and freight costs, pre-operational rent/license fees, call center expenses and certain costs related to field and customer operations. In previous periods, these costs were included as a component of cost of sales. The Company now presents these costs as a component of general and administrative expenses. Management believes this presentation better reflects the nature of the costs, financial performance of the Company, enables better alignment between revenues and cost of sales and provides more clarity about the changes in cost of sales and general and administrative expenses, resulting in improved financial reporting and comparability and consistency of financial results.

All periods presented have been retrospectively revised to reflect the effects of the change to cost of sales and general and administrative expenses. There was no net impact to loss from operations, net loss attributable to the Company or net loss per share for any periods presented. The consolidated balance sheets, consolidated statements of shareholders’ and member’s equity (deficit), and the consolidated statements of cash flows are not affected by changes in the presentation of certain costs.

The following is a reconciliation for the respective periods:

		General and
		Administrative
(in thousands)	Cost of Sales	Expenses
For the year ended December 31, 2021
Computed under previous method	$33,768	$66,362
Change in presentation	(4,724)	4,724
As reported	$29,044	$71,086

For the period from January 16, 2020 through December 31, 2020
Previously reported	$26,053	$30,682
Change in presentation	(3,406)	3,406
As adjusted	$22,647	$34,088

For the period from January 1, 2020 through January 15, 2020
Previously reported	$1,136	$1,084
Change in presentation	(163)	163
As adjusted	$973	$1,247

Use of estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, charging station depreciable lives, costs associated with asset retirement obligations, the fair value of the share-based compensation, earnout liability, warrant liability and the fair value measurements of assets and liabilities allocated for acquired businesses. Accordingly, the actual results could differ significantly from those estimates.

Concentration of business and credit risk

Concentration of Business and Credit Risk

The Company maintains its cash accounts in a commercial bank. The total cash balances held in a commercial bank are insured by the Federal Deposit Insurance Corporation up to $250,000. At various times during the years ended December 31, 2021 and 2020, the Company had uninsured balances. The Company has not experienced any losses on such accounts and believes it is not exposed to any significant credit risk on cash. The Company mitigates its risk with respect to cash by maintaining its deposits at high-quality financial institutions and monitoring the credit ratings of those institutions.

The Company had accounts receivable with two customers that comprised 32.4% and 66.0% of the Company’s total accounts receivable as of December 31, 2021 and 2020, respectively. For the year ended December 31, 2021, one customer represented 10.5% of the Company’s total revenue. For the period from January 16, 2020 through December 31, 2020, one customer represented 11.3% of the Company’s total revenue. For the period from January 1, 2020 through January 15, 2020, one customer represented 64.9% of the Company’s total revenue.

For the year ended December 31, 2021, EVgo had two vendors that provided 37.3% of total charging equipment and services to the Company. For the period ended January December 31, 2020, EVgo had four vendors that provided 84.0% of the total charging equipment and services to the Company.

Reclassifications	Reclassifications The Company has made certain reclassifications to prior period amounts to conform to current period presentation.
Cash and restricted cash

Cash and Restricted Cash

Cash and restricted cash include cash held in cash depository accounts in major banks in the United States and are stated at cost. The Company does not hold any highly liquid assets that can be considered as cash equivalents. Cash that is held by a major bank and has restrictions on its availability to the Company is considered restricted cash.

The Company had unused letters of credit of $0.7 million as of December 31, 2021, associated with the construction of its charging stations and in connection with one of its operating leases. Cash balances collateralizing these letters of credit are considered restricted cash. The Company had no unused letters of credit as of December 31, 2020.

Accounts receivable and allowance for doubtful accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are amounts due from customers under normal trade terms. Payment terms for accounts receivable related to capital-build agreements are specified in the individual agreements and vary depending on the counterparty. Management reviews accounts receivable on a recurring basis to determine if any accounts receivable will potentially be uncollectible. The Company reserves for any accounts receivable balances that are determined to be uncollectible in the allowance for doubtful accounts. After all attempts to collect an account receivable have failed, the account receivable is written-off against the allowance for doubtful accounts. The allowance for doubtful accounts was $0.7 million and $0.3 million as of December 31, 2021 and 2020, respectively.

Cloud implementation costs

Cloud Implementation Costs

The Company capitalizes certain implementation costs incurred related to cloud computing arrangements that are service contracts. Such costs are amortized on a straight-line basis over the term of the associated hosting arrangement plus any reasonably certain renewal period. Any capitalized amounts related to such arrangements are recorded within prepaid expense and other current assets and within non-current assets on the consolidated balance sheets

Property and equipment

Property, Equipment and Software

Property and equipment include charging stations and other technical installations, construction in process and charging equipment. Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation for property, equipment and software is computed using the straight-line method over the estimated useful lives of the assets, which are approximately three to seven years. Leasehold improvements are amortized over the shorter of the lease term or seven years. The estimated useful life of charging stations, other fixed assets and asset retirement costs is seven years. Depreciation is reported net of the amortization of the capital-build liability, as described in Note 7. Charging equipment consists primarily of equipment and various components for charger projects that have not yet been placed in service and are recorded at historical cost. Neither charging equipment nor construction in process are depreciated until they are placed in service. The cost of maintenance and repairs is charged to expense as incurred while significant renewals and betterments are capitalized. Deductions are made for retirements and/or disposals. Following the disposition of an asset, the associated net cost is no longer recognized as an asset, and any gain or loss on the disposition is reflected in general and administrative expenses.

The Company has adopted the provisions of ASC Topic 350-40, Internal-Use Software, and therefore the costs incurred in the preliminary stages of development are expensed as incurred. The Company capitalizes all costs related to software developed or obtained for internal use when management commits to funding the project, the preliminary project stage is completed and when technological feasibility is established. Once a new functionality or improvement is released, the asset is subject to depreciation. Capitalization of costs ceases when the project is substantially complete and ready for its intended use and the costs are amortized into general and administrative expenses using the straight-line method over the estimated useful lives of the assets.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the difference between the purchase price and the fair value of identifiable net assets acquired in a business combination. The Company’s goodwill and intangible assets are the result of the Holdco Merger and as part of the acquisition of Recargo, Inc. (“Recargo”) (see Note 3). Goodwill is not subject to amortization and is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset may be impaired. Finite-lived intangible assets are amortized over their useful lives and recorded as either cost of sales or operating expenses depending on the nature of the intangible asset. Costs incurred to renew or extend the term of recognized intangible assets are expensed as incurred.

Estimated useful lives of the Company’s intangible assets are presented below:

Trade name	15-20 years
Host relationships	12 years
Customer relationships	4-5 years
Developed technology	10-15 years
User base	4 years

Long-Lived Asset Impairment

Long-Lived Asset Impairment

The Company reviews its long-lived assets, including goodwill and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the Company identifies events or changes in circumstances that could impact recoverability, the Company compares the carrying value of the assets with their estimated future undiscounted cash flows. If it is determined that an impairment has occurred, the loss would be recognized during that period. The impairment loss would be calculated as the difference between the asset carrying values and the present value of estimated net cash flows or comparable market values, giving consideration to recent operating performance and pricing trends.

During the fourth quarter of 2021, the Company reviewed its goodwill, other intangible assets and long-lived assets for indicators of impairment. The Company further performed its annual goodwill impairment test as part of this review. The Company did not note any indicators of impairment with respect to its goodwill, other intangible assets and long-lived assets as of December 31, 2021 and no impairment charge was required. However, as a result of the COVID-19 pandemic, it is possible in future periods that further declines in market conditions, customer demand or other potential changes in operations may increase the risk that these assets may become impaired.

Lease Accounting

Lease Accounting

As a lessee, the Company has entered into agreements with various Site Hosts, which allow the Company to operate the charging stations on their property, and with various parties to lease its office and laboratory space. As a lessor, the Company has entered into agreements to lease charging equipment, charging stations and other technical installations and sublease these sites to third parties. The Company accounts for these leases as operating leases under ASC Topic 840, Leases.

Deferred Revenue

Deferred Revenue

Deferred revenue consists of billings on contracts where performance has commenced, and payments have been received in advance of revenue recognition. Deferred revenue is recognized into revenue as the related revenue recognition criteria are met.

Customer deposits

Customer Deposits

Customer deposits include prepayments that are refundable. Once deposits are no longer refundable, the Company reclassifies the amounts related to those contracts to deferred revenue. Customer deposits are also comprised of funds that have been received to offset future expenses of the Company for certain marketing expenses reimbursed by customers.

Capital-Build Liability and Expense Reimbursements

Capital-Build Liability and Expense Reimbursements

The Company receives third-party funding for charging stations and other programs. The charging stations purchased and installed under these programs or agreements are recorded in property and equipment. At the time the expenditures for the charging stations have been incurred, the funding associated with the charging station capital expenditure is deferred as a capital-build liability and amortized against depreciation expense over the remaining useful life of the related assets. The Company retains ownership of these charging stations. Reimbursement under the agreements for operating expenses relating to the operation of these charging stations is recorded in other income, related party. Expense reimbursements for other programs under these agreements are presented within other income, related party, along with the corresponding expense, resulting in no net financial statement impact.

Derivatives Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging (“ASC 815”). For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the consolidated balance sheets as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet dates.

Earnout liability

Earnout Liability

In accordance with ASC 815, Earnout Shares (as defined in Note 3) are recorded as a derivative liability at fair value on the CRIS Close Date, since they are not indexed to the Company’s Class A common stock. They are subsequently remeasured at each reporting date through the change in fair value of earnout liability in the consolidated statements of operations. The estimated fair value of the contingent earnout liability is determined using a Monte Carlo simulation using a distribution of potential outcomes on a monthly basis over the Earnout Period (as defined in Note 18), prioritizing the most reliable information available. The assumptions utilized in the calculation are based on the achievement of certain stock price milestones, including the current common stock price, expected volatility, risk-free rate, expected term and dividend rate.

Until its settlement, the contingent earnout liability is categorized as a Level 3 (defined below) fair value measurement because the Company utilizes projections during the Earnout Period that include unobservable inputs. Contingent earnouts involve certain assumptions requiring significant judgment and actual results can differ from assumed and estimated amounts.

Asset Retirement Obligations

Asset Retirement Obligations

Asset retirement obligations represent the estimated present value of the amount the Company will incur for dismantling and restoring sites (locations owned by unrelated parties where the Company’s chargers are placed) at the end of their agreements, in accordance with their contractual terms. Upon initial recognition of the Company’s asset retirement obligation liability, property and equipment is increased by an amount offsetting the liability and depreciated over its useful life and the obligation is accreted to its estimated future value at the date of retirement.

Asset retirement obligations require the use of estimates to determine third-party costs for dismantling and restoring the sites. Discount rates are also included to present value these costs, which are then accreted to the date the Company expects to remove the corresponding asset. Discount rates are based on the Company’s estimated credit adjusted risk-free rate. The Company reviews its estimates of removal costs on an ongoing basis and will make changes to the asset retirement obligations as necessary.

Income Taxes

Income Taxes

EVgo and Thunder Sub are each classified as a corporation for Federal income tax purposes and are subject to U.S. Federal and state income taxes. EVgo and Thunder Sub report U.S. Federal income taxes on a consolidated basis and will be taxed at the prevailing corporate tax rates. EVgo and Thunder Sub include in income, for U.S. Federal income tax purposes, their allocable portion of income from “pass-through” entities in which they hold an interest, including EVgo OpCo and its subsidiaries. “Pass-through” entities, such as EVgo OpCo and its subsidiaries, are not subject to U.S. Federal and certain state income taxes at the entity level, and instead, the tax liabilities with respect to taxable income are passed through to the members, including the Thunder Sub. As a result, prior to the CRIS Business Combination, EVgo Holdco and its subsidiaries were not subject to U.S. Federal income taxes at the entity level.

The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740, Income Taxes (“ASC 740”). This method gives consideration to the future tax consequences associated with the differences between the financial accounting and tax basis of the assets and liabilities as well as the ultimate realization of any deferred tax asset resulting from such differences. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. When a valuation allowance is increased or decreased, a corresponding tax expense or benefit is recorded.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its tax positions. The Company is subject to income tax examinations by major taxing authorities since inception.

Warrant Liability

Warrant Liability

The Company accounts for its issued and outstanding warrants (as described in Note 17) in accordance with the guidance contained in ASC 815, under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at the end of each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the statements of operations. The fair value of the redeemable warrants (the “Public Warrants”), originally sold as part of the units issued in the Company’s Initial Public Offering, has been estimated using their quoted market price at December 31, 2021. The Private Placement Warrants were valued using a Modified Black Scholes Option Pricing Model for initial and subsequent measurements and are categorized as a Level 3 (defined below) fair value measurement.

Fair Value Measurements

Fair Value Measurement

The Company determines fair value in accordance with ASC 820, Fair Value Measurement, which established a hierarchy for the inputs used to measure the fair value of financial assets and liabilities based on the source of the input, which generally range from quoted prices for identical instruments in a principal trading market (“Level 1”) to estimates determined using significant unobservable inputs (“Level 3”). Multiple inputs may be used to measure fair value; however, the level of fair value is based on the lowest significant input level within this fair value hierarchy. The Company’s recurring and non-recurring fair value measurements include the initial valuation of asset retirement obligations, the issuance of share-based compensation awards, the initial valuations of the assets identified in purchase accounting, including intangible assets and property and equipment, and the earnout and warrant liabilities. The measurements of trading securities and the liability for Public Warrants are considered Level 1 fair values. The measurements of the remaining items are all considered Level 3 as significant unobservable inputs are used to estimate their values.

Details on the methods and assumptions used to determine the fair values are as follows:

●	Fair value measurements based on Level 1 inputs: Measurements that are most observable and are based on quoted prices of identical instruments obtained from the principal markets in which they are traded. Closing prices are both readily available and representative of fair value. Market transactions occur with sufficient frequency and volume to assure liquidity.
●	Fair value measurements based on Level 2 inputs (“Level 2”): Measurements derived indirectly from observable inputs or from quoted prices from markets that are less liquid are considered Level 2.
●	Fair value measurements based on Level 3 inputs: Measurements that are least observable are estimated from significant unobservable inputs determined from sources with little or no market activity for comparable contracts or for positions with longer durations.

As of December 31, 2021 and 2020, the carrying values of certain accounts such as accounts receivable, accounts payable and accrued expenses are deemed to approximate their fair values due to their short-term nature.

Revenue Recognition

The Company’s primary source of revenue is charging contracts with customers. A significant portion of the Company’s charging contracts have upfront payment terms or monthly payment terms. Payments for walk-up retail charging usage are collected at the point of service, except for monthly member fees and member usage fees which are billed monthly in arrears, and payments for development and project management revenue occur either on an installment basis or are received in full upon completion. Revenues for regulatory credits such as low carbon fuel standards credit sales are recognized upon delivery.

The Company recognizes revenue pursuant to ASC Topic 606, Revenue From Contracts With Customers (“ASC 606”), using a five-step model: (a) identification of the contract, or contracts, with a customer; (b) identification of the performance obligations in the contract; (c) determination of the transaction price; (d) allocation of the transaction price to the performance obligations in the contract; and (e) recognition of revenue when, or as, it satisfies a performance obligation.

The transaction price for each contract is determined based on the amount the Company expects to be entitled to receive in exchange for transferring the promised products or services to the customer. Collectability of revenue is reasonably assured based on historical evidence of collectability of fees the Company charges its customers. The transaction price in the contract is allocated to each distinct performance obligation in an amount that represents the relative amount of consideration expected to be received in exchange for satisfying each performance obligation. Revenue is recognized when performance obligations are satisfied. At contract inception, the Company determines whether it satisfies the performance obligation over time or at a point in time. Revenue is recorded based on the transaction price excluding amounts collected on behalf of third parties such as sales taxes, which are collected on behalf of and remitted to governmental authorities.

The majority of the Company’s contracts with customers only contain a single performance obligation. When agreements involve multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct. The Company applies significant judgment in identifying and accounting for each performance obligation, as a result of evaluating terms and conditions in contracts. The transaction price is allocated to each performance obligation based on the relative standalone selling price (“SSP”). The Company determines the SSP based on observable standalone selling price when it is available, as well as other factors, including the price charged to its customers, its discounting practices and its overall pricing objectives, while maximizing observable inputs.

Areas of Judgment and Estimates

The Company exercises judgment in determining which promises in a contract constitute performance obligations rather than set-up activities. The Company determines which activities under a contract transfer a good or service to a customer rather than activities that are required to fulfill a contract but do not transfer control of a good or services to the customer. Determining whether obligations in a contract are considered distinct performance obligations that should be accounted for separately or as a single performance obligation requires significant judgment. In reaching its conclusion, the Company assesses the nature of each individual service offering and how the services are provided in the context of the contract, including whether the services are significantly integrated which may require judgment based on the facts and circumstances of the contract.

Determining the relative SSP for contracts that contain multiple performance obligations requires significant judgment to appropriately determine the suitable method for estimating the SSP. The Company determines SSP using observable pricing when available, which takes into consideration market conditions and customer specific factors. When observable pricing is not available, the Company determines SSP using estimation techniques, but maximizes the use of observable inputs in these estimation techniques.

Practical Expedients and Exemptions

The Company elected the practical expedient to not adjust the consideration in a contract for the effects of a significant financing component if the Company expects, at contract inception, that the period between receipt of payment and the transfer of promised goods or services will be less than one year. In many cases, the Company receives payment in advance of the transfer of promised goods or services.

For contracts in which revenue is recognized over time and the entity has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date, the Company recognizes revenue at the amount to which it has the right to invoice.

The Company does not disclose the transaction price allocated to remaining performance obligations for (i) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice, and (ii) contracts with variable consideration allocated entirely to a single performance obligation. The Company’s remaining performance obligations under these contracts include providing charging services and maintenance services which will be recognized over the next one to four years. Any element of variable consideration is due to the unknown number of users that will receive charging credits or an unknown number of sites that will receive maintenance services. The Company has determined it is not necessary to estimate variable consideration as the uncertainty resolves itself monthly in accordance with the contracts’ revenue recognition pattern.

Contract Balances

Differences in the timing of revenue recognition, billings and cash collections result in contract assets and contract liabilities.

Contract Assets. Unbilled receivables arise when the timing of billings to customers differs from the timing of revenue recognition, such as when the Company recognizes revenue over time before a customer can be billed. Contract assets include billed and unbilled receivables, which are classified as accounts receivable, net, on the consolidated balance sheets.

Contract Liabilities. The Company records contract liabilities when cash payments are received in advance of the Company’s performance of its obligations. Contract liabilities under the scope of ASC 606 include deferred revenue and customer deposits on the consolidated balance sheets. Classification between deferred revenue and customer deposits depends on whether or not the Company has commenced performance of its performance obligations.

Sales tax collected from customers

Sales Tax Collected From Customers

As a part of the Company’s normal course of business, sales taxes are collected from customers in accordance with local regulations. Sales taxes collected are remitted, in a timely manner, to the appropriate governmental tax authority on behalf of the customer. The Company’s policy is to present revenue and costs net of sales taxes.

Cost of Sales and General and Administrative Expenses

Cost of Sales and General and Administrative Expenses

Cost of sales consists primarily of energy usage fees, depreciation and amortization expenses, site operating and maintenance expenses, customer service and network charges, warranty and repair services, and site costs and related expense associated with charging equipment. General and administrative expenses primarily consist of payroll and related personnel expenses, IT and office services, office rent expense and professional services.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and totaled $1.6 million and $0.7 million for the year ended December 31, 2021 and for the period from January 16, 2020 through December 31, 2020, respectively. For the period from January 1, 2020 through January 15, 2020, advertising costs were de minimis.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred and totaled $2.0 million and $1.2 million for the year ended December 31, 2021 and for the period from January 16, 2020 through December 31, 2020, respectively. For the period from January 1, 2020 through January 15, 2020, research and development costs were de minimis.

401(k) Plan

401(k) Plan

The Company has a 401(k) plan that qualifies under Section 401(k) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The 401(k) plan provided employer contributions to eligible employees through April 2020. Employer contributions to the 401(k) plan for the year ended December 31, 2021 and for the period from January 16, 2020 through December 31, 2020 were de minimis. Employer contributions to the 401(k) plan for the period from January 16, 2020 through December 31, 2020 were $0.2 million.

Share based compensation

Share-Based Compensation

The Company recognizes compensation expense for all awards granted based on the grant date fair value. Compensation expense for awards that vest in increments is recognized based on an accelerated attribution method. In accordance with ASC Topic 718, Compensation – Stock Compensation (“ASC 718”), compensation expense is recorded over the requisite service period for any awards that are expected to vest. The Company has elected to account for forfeitures as they occur.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share represents net earnings (loss) attributable to common stockholders divided by the weighted average number of common shares outstanding during the period. The Company considers any Earnout Shares (as defined in Note 3) that are issued and outstanding but considered contingently returnable if certain conditions are not met, as participating securities due to their non-forfeitable right to receive dividends, requiring the use of the two-class method. Diluted earnings per share represents net earnings attributable to common stockholders divided by the weighted average number of common shares outstanding, inclusive of the dilutive impact of all potentially dilutive securities outstanding during the period, as applicable. Dilution is not considered when a net loss is reported.

Segment Reporting

Segment Reporting

The Company’s chief operating decision-maker (“CODM”) is its chief executive officer. Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by its CODM in deciding how to allocate resources to an individual segment and is assessing performance. The Company’s CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one operating and reportable segment.

Newly adopted accounting standards and Recently issued accounting standards

Newly Adopted Accounting Standards

In January 2017, the FASB issued ASU 2017-04, Goodwill and Other, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). The new guidance removes step 2 of the goodwill impairment test, which required a hypothetical purchase price allocation. A goodwill impairment is now the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. All other goodwill impairment guidance remains largely unchanged. The Company adopted ASU 2017-04 effective January 1, 2021. This guidance only impacts the Company’s consolidated financial statements if there is a future impairment of goodwill.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force) (“ASU 2018-15”), to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The Company adopted ASU 2018-15 on a prospective basis as of January 1, 2021 and it did not have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as the elimination of exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, the recognition of deferred tax liabilities for outside basis differences, ownership changes in investments, and tax basis step-up in goodwill obtained in a transaction that is not a business combination. The Company adopted ASU 2019-12 on July 1, 2021 and it did not have a material impact on its consolidated financial statements.

Recently Issued Accounting Standards

In February 2016, the FASB issued ASU 2016 02, Leases (Topic 842) (“ASC 842”). Subsequent to the initial ASU, the FASB issued various related corrective and clarifying ASUs for this topic, all of which have been codified in ASC 842. ASC 842 is effective for the Company for annual reporting periods beginning after December 15, 2021 and early adoption is permitted. The ASU will require lessees to report most leases as assets and liabilities on the balance sheet. The Company has elected to apply the group of practical expedients which allows the Company to carry forward its identification of contracts that are or contain leases, its historical lease classification and its initial direct costs for existing leases. The Company has also elected to recognize leases with an initial term of 12 months or less on a straight-line basis without recognizing a right-to-use asset or operating lease liability. The Company is in the process of finalizing the data validation and associated internal controls for its selected lease management system and anticipates a material increase in assets and liabilities due to the recognition of the required right-of-use asset and corresponding liabilities for all lease obligations that are currently classified as operating leases. The adoption of this standard will result in enhanced disclosures and is not expected to have a material impact on the Company’s consolidated statement of cash flows or earnings (loss) from operations in the Company’s consolidated statements of operations.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). The amendments in ASU 2016-13 will provide more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. Subsequent to the initial ASU, the FASB issued various related corrective and clarifying ASUs for this topic, all of which have been codified in ASC 326. The ASU is effective for annual reporting periods beginning after December 15, 2022. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.

On May 3, 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. This new standard provides clarification and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. This standard is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Issuers should apply the new standard prospectively to modifications or exchanges occurring after the effective date of the new standard. Early adoption is permitted, including adoption in an interim period. If an issuer elects to early adopt the new standard in an interim period, the guidance should be applied as of the beginning of the fiscal year that includes that interim period. The Company is evaluating this new standard but does not expect it to have a material impact on the Company’s consolidated financial statements or disclosures.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, as if it had originated the contracts. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. Early adoption is permitted. The adoption of the standard will impact future business combinations and require the Company to measure acquired contract assets and liabilities in accordance with ASC 606. The Company expects the adoption of the standard to result in measuring acquired contract assets and liabilities as if it had originated the contracts. The standard will not impact acquired contract assets or liabilities from business combinations occurring prior to the effective date of adoption.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832), Disclosures by Business Entities about Government Assistance. This ASU provided guidance to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. Under the new guidance, an entity is required to provide the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy: (1) information about the nature of the transactions and the related accounting policy used to account for the transactions, (2) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item and, (3) significant terms and conditions of the transactions, including commitments and contingencies. This update is effective for fiscal years beginning after December 15, 2021. The Company does not expect this accounting guidance to materially impact its consolidated results of operations or financial position.